Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

May 4, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:		AB Cap Fund, Inc. (the "Registrant")
	-	AB All China Equity Portfolio
File Nos. 002-29901 and 811-01716

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 255 under the Securities Act of 1933 and Amendment No. 234 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the Registrant to register a new series of the Registrant, the AB All China Equity Portfolio.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King

Attachment

cc: Paul M. Miller